ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2017
ACCOUNTS RECEIVABLE, NET [Abstract]
ACCOUNTS RECEIVABLE, NET
7.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	As of December 31,
	2016	2017

Accounts receivable	$589	$2,041
Less: allowance for doubtful accounts	(89)	(110)

Accounts receivable, net	$500	$1,931

Movement of allowance for doubtful accounts is as follows:

	Balance at		Exchange	Balance at
	beginning	Charge to	rate	end of the
	of the year	expenses	difference	year

2016	$21	$73	$(5)	$89
2017	$89	$15	$6	$110